RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Operating expenses	€ (85,942)	€ (76,527)
Total Costs	(74,635)	€ (51,262)
Current financial assets	9,869		€ 6,775
Codere Apuestas Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(2,333)
Total Costs	(2,333)
Codere Newco S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(5,626)
Total Costs	(5,626)
Current financial assets
Trade receivables	8		3
Current borrowings			8
Trade payables and other current liabilities	3,505		1,779
Codere Apuestas Galicia S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(911)
Total Costs	(911)
Codere Operadora De Apuestas SL [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses
Total Costs
Current financial assets
Trade receivables
Current borrowings
Trade payables and other current liabilities
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(395)
Total Costs	(395)
Current financial assets
Trade receivables	254
Current borrowings	452		306
Trade payables and other current liabilities	425		788
Mexico Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(1,882)
Total Costs	(1,882)
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(1,761)
Total Costs	(1,761)
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables
Current borrowings
Trade payables and other current liabilities
CodereApuestaEspana [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables
Current borrowings
Trade payables and other current liabilities	1,336
Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	2,175
Trade receivables	2,580
Current borrowings	1,942
Trade payables and other current liabilities	2,681
Total [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	2,175
Trade receivables	2,844		4,309
Current borrowings	2,393		4,243
Trade payables and other current liabilities	€ 7,938		6,497
Codere Apuestas Espa?a S.L. [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables			109
Current borrowings
Trade payables and other current liabilities			369
Other Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables			1,034
Current borrowings			3,187
Trade payables and other current liabilities			1,497
CCOL [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables			2,832
Current borrowings			68
Trade payables and other current liabilities			1,953
ACOR/HIPA [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables			331
Current borrowings			674
Trade payables and other current liabilities			€ 111